Expense Example, No Redemption (Vanguard Long-Term Investment-Grade Fund Participant)	Vanguard Long-Term Investment-Grade Fund Vanguard Long-Term Investment-Grade Fund - Investor Shares 2/1/2014 - 1/31/2015 USD ($)
Expense Example, No Redemption:
1 YEAR	23
3 YEAR	71
5 YEAR	124
10 YEAR	280